Share Capital - Details of Outstanding Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	$ 1.88
Upper Range of Exercise Price	$ 7.09
Outstanding Options at December 31, 2013	10,340,968	8,185,949	8,821,980
Remaining Term of Options in Years	3 years 9 months 29 days
Weighted Average Price of Outstanding Options	$ 4.62	$ 4.83	$ 4.60
Exercisable Options at December 31, 2013	5,314,786	3,637,490	2,657,192
Weighted Average Price of Exercisable Options	$ 4.61
Exercise Price, Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price
Upper Range of Exercise Price	$ 2.00
Outstanding Options at December 31, 2013	367,532
Remaining Term of Options in Years	5 months 1 day
Weighted Average Price of Outstanding Options	$ 1.86
Exercisable Options at December 31, 2013	367,532
Weighted Average Price of Exercisable Options	$ 1.86
Exercise Price, Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	$ 2.01
Upper Range of Exercise Price	$ 3.00
Outstanding Options at December 31, 2013	694,367
Remaining Term of Options in Years	1 year 11 months 16 days
Weighted Average Price of Outstanding Options	$ 2.53
Exercisable Options at December 31, 2013	694,367
Weighted Average Price of Exercisable Options	$ 2.53
Exercise Price, Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	$ 3.01
Upper Range of Exercise Price	$ 4.00
Outstanding Options at December 31, 2013	972,488
Remaining Term of Options in Years	5 years 4 months 21 days
Weighted Average Price of Outstanding Options	$ 3.47
Exercisable Options at December 31, 2013	63,988
Weighted Average Price of Exercisable Options	$ 3.39
Exercise Price, Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	$ 4.01
Upper Range of Exercise Price	$ 7.09
Outstanding Options at December 31, 2013	8,306,581
Remaining Term of Options in Years	3 years 11 months 12 days
Weighted Average Price of Outstanding Options	$ 5.05
Exercisable Options at December 31, 2013	4,188,899
Weighted Average Price of Exercisable Options	$ 5.21